The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
1
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a Money Market fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Common Stock - 99.1%
Communication Services - 13.5%
49,235 Alphabet, Inc., Class A $ 8,165,625
45,020 Alphabet, Inc., Class C 7,526,894
98,520 Comcast Corp., Class A 4,115,180
23,184 Take-Two Interactive Software, Inc.
(a)
3,563,613
23,371,312
Consumer Discretionary - 2.9%
13,518 Aptiv PLC
(a)
973,431
56,513 Restaurant Brands International, Inc. 4,075,718
5,049,149
Consumer Staples - 7.7%
81,940 Mondelez International, Inc., Class A 6,036,520
41,780 Nestle SA, ADR 4,205,992
99,470 Pernod Ricard SA, ADR 3,017,920
13,260,432
Financials - 24.7%
15,320 Aon PLC, Class A 5,300,567
11,720 Berkshire Hathaway, Inc., Class B
(a)
5,394,247
28,802 Chubb, Ltd. 8,306,209
55,653 Fidelity National Information Services, Inc. 4,660,939
30,613 Fiserv, Inc.
(a)
5,499,625
42,950 Intercontinental Exchange, Inc. 6,899,488
31,610 JPMorgan Chase & Co. 6,665,285
42,726,360
Health Care - 13.7%
16,300 Abbott Laboratories 1,858,363
15,000 Danaher Corp. 4,170,300
10,352 Elevance Health, Inc. 5,383,040
27,800 Illumina, Inc.
(a)
3,625,398
14,100 Thermo Fisher Scientific, Inc. 8,721,837
23,758,938
Industrials - 1.1%
23,180 Fortive Corp. 1,829,597
Information Technology - 27.9%
8,204 Adobe, Inc.
(a)
4,247,867
8,500 Analog Devices, Inc. 1,956,445
46,920 Apple, Inc. 10,932,360
48,576 Microsoft Corp. 20,902,253
59,860 Oracle Corp. 10,200,144
48,239,069
Materials - 5.5%
45,755 Berry Global Group, Inc. 3,110,425
37,223 Crown Holdings, Inc. 3,568,941
22,217 Franco-Nevada Corp. 2,760,462
9,439,828
Real Estate - 2.1%
28,530 Prologis, Inc. REIT 3,602,768
Total Common Stock (Cost $61,791,968) 171,277,453
Shares Security Description Value
Money Market Fund - 0.9%
1,508,287 First American Treasury Obligations Fund,
Class X, 4.79%
(b)
(Cost $1,508,287) 1,508,287
Investments, at value - 100.0% (Cost $63,300,255) $ 172,785,740
Other Assets & Liabilities, Net - 0.0% (16,523)
Net Assets - 100.0% $ 172,769,217
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 172,785,740
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 172,785,740